Intangible Assets (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 25, 2017 USD ($)
Acceleration of amortization of intangible asset		$ 20,526
Finite lived intangible assets amortization method	straight line
Intangible assets, Residual value	$ 0
Weighted average useful life for favorable lease terms chartered out	7 years 10 months 24 days
Time charters additions at historical cost	$ 27,457
Navios Luz and Navios Buena Ventura | Favorable lease intangibles
Acceleration of amortization of intangible asset		$ 20,526
Navios Containers Vessels
Number of vessels acquired			5
Time charter contracts, Fair value			$ 27,457